Trade and other payables and Other non-current liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Trade and other payables and Other non-current liabilities
24. Trade and other payables and Other
non-current
liabilities

	As at March 31,
	2019 Non-Current	2019 Current	2019 Total	2020 Non-current	2020 Current	2020 Total	2020 Non- Current	2020 Current	2020 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Unclaimed/unpaid dividend	—	960	960	—	941	941	—	12	12
Trade payables	599	92,135	92,734	—	79,064	79,064	—	1,048	1,048
Amount due to related par t y	—	1,207	1,207	—	1,772	1,772	—	23	23
Liabilities for capital expenditure	519	60,110	60,629	8,107	59,112	67,219	108	784	892
Profit petroleum payable	—	10,251	10,251	—	6,891	6,891	—	91	91
Security deposit and retentions	114	1,620	1,734	—	2,015	2,015	—	27	27
Other liabilities	2,572	53,324	55,896	2,419	43,695	46,114	32	580	612
Liability for Structured investments (Refer Note 35)	9,935	10,764	20,699	—	—	—	—	—	—
Put option liability with non-controlling interests 1	1,953	—	1,953	2,472	—	2,472	33	—	33
Lease liability 3	—	—	—	2,033	4,566	6,599	27	61	88

Total – Financial	15,692	230,371	246,063	15,031	198,056	213,087	200	2,626	2,826

Non Financial
Statutory Liabilities	—	31,211	31,211	—	31,318	31,318	—	416	416
Amount payable to owned post employment benefit trust	—	783	783	—	506	506	—	7	7
Advances from customers 2	—	91,949	91,949	1,683	78,887	80,570	22	1,047	1,069
Advance from related party	—	22	22	—	214	214	—	3	3
Other payables	—	1,939	1,939	18	1,679	1,697	0	22	22

Total – Non Financial	—	125,904	125,904	1,701	112,604	114,305	22	1,495	1,517

	15,692	356,275	371,967	16,732	310,660	327,392	222	4,121	4,343

Trade payables are majorly
non-interest
bearing and are normally settled upto 180 days terms.
The fair value of trade and other payables is not materially different from the carrying value presented.

1
The
non-controlling
shareholders of ASI have an option to offload their shareholding to the Group. The option is exercisable at any time within the period of three years following the fifth anniversary of the date of shareholders’ agreement (December 22, 2017) at a price higher of
₹
 52 ($ 0.757 per share) and the fair market value of the share. Therefore, the liability is carried at higher of the two. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.

2
Advance from customers are contract liabilities to be settled through delivery of goods. The amount of such balances as on April 01, 2018 was
₹
 49,442 million and April 01, 2019 was
₹
 91,949 million. The Group has refunded
₹
 10,460 million and
₹
 6,499 million ($ 86 million) to the customers during the year ended March 31, 2019 and March 31, 2020 respectively and recognised revenue of
₹
37,867 million and
₹
 84,886 million ($ 1,126 million) out of such opening balances respectively. All other changes are either due to receipt of new
advances or exchange differences.

3	Movement in lease liabilities is as follows:

	( ₹ in million)	(US dollars in million)
As at April 01, 2019 (due to transition to IFRS 16)	1,390	18
Additions during the year	10,212	135
Interest on lease liabilities	247	3
Payments made	(3,164)	(42)
Deletions	(2,086)	(26)

As at March 31, 2020	6,599	88